Note 3 - Personnel Expenses, Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Personnel expenses, excluding share-based remuneration		$ 32,260	$ 32,140
Share-based remuneration, including related social security costs (1)	[1]	9,163	3,359
Total personnel expenses, including share-based remuneration		$ 41,423	$ 35,499

[1]	Share-based remuneration expense related to awards granted by Kunlun to employees of Opera was nil and $2.7 million for the six months ended June 30, 2022 and 2023, respectively.